Acquisitions, Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 27,420			$ 28,098
Accumulated amortization	(10,630)			(10,408)
Net	16,790			17,688
Intangible Assets, Net (Excluding Goodwill)	16,890			17,798
Increase (Decrease) in Intangible Assets, Current	898
Amortization expense	445	$ 337	$ 0
Finite-Lived Intangible Assets, Net, Estimated Amortization Expense
Adjustments related to Present Value of Future Profits	260			266
GE Capital
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	399			435
Amortization expense	33	26	$ 0
Acquisition API Healthcare
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current		125
Acquisition Thermo Fisher
Finite-Lived Intangible Assets [Line Items]
Increase (Decrease) in Intangible Assets, Current		$ 320
Acquisition Alstom
Finite-Lived Intangible Assets [Line Items]
Net	4,500			5,200
Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	9,319			9,758
Accumulated amortization	(2,140)			(2,113)
Net	7,179			7,645
Patents and technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	8,320			8,543
Accumulated amortization	(3,209)			(3,096)
Net	5,111			5,447
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	7,391			7,375
Accumulated amortization	(4,156)			(4,136)
Net	3,235			3,239
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,264			1,337
Accumulated amortization	(297)			(282)
Net	967			1,055
Lease valuations
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	125			167
Accumulated amortization	(32)			(22)
Net	93			145
PVFP
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	659			651
Accumulated amortization	(659)			(651)
Net	0			0
All other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	342			267
Accumulated amortization	(137)			(108)
Net	$ 205			$ 159